Fair Value Measurement of Financial Instruments - Schedule of Reconciliation of Level 3 Fair Value Measurements (Details) - Unlisted investments classified as equity instruments at FVTPL [Member] - Level 3 [Member] - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024
Schedule of Reconciliation of Level 3 Fair Value Measurements [Line Items]
Beginning Balance	$ 13,924	$ 3,918
Total gains in profit or loss	16,281
Disposals	(25,550)
Transfer from Level 2		1,605
Exchange realignment	(737)	137
Ending Balance	$ 3,918	$ 5,660